Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Detail) R in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)		Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Disclosures of impairment of investments and assets [line items]
Investments		$ (9.6)			$ (36.9)			$ (3.7)			$ (3.2)	$ (89.7)
Property, plant and equipment		(0.2)			(411.7)			81.3
Goodwill		0.0			(71.7)			(277.8)
Impairment, net of reversal of impairment of investments and assets		(9.8)			(520.3)			(200.2)
Other [member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other	[1]	(0.2)			(1.9)			42.3
Arctic Platinum Project [Member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other	[2]	0.0			0.0			39.0
South Deep cash-generating unit											$ (40.0)
South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
South Deep cash-generating unit		0.0		R 0.0	(481.5)		R (6,470.9)	(277.8)		R (3,495,000.0)
South Deep Mine [member] | Other impaired assets [member]
Disclosures of impairment of investments and assets [line items]
South Deep cash-generating unit		0.0		0.0	(409.8)	[3]	(5,507.0)	0.0		0.0
South Deep Mine [member] | Goodwill [member]
Disclosures of impairment of investments and assets [line items]
Goodwill		0.0	[3]	R 0.0	(71.7)		R (963.9)	(277.8)	[3]	R (3,495,000.0)
Far Southeast Gold Resources Incorporated [member]
Disclosures of impairment of investments and assets [line items]
Investments	[4]	(9.6)			(36.9)			0.0
Investments - listed [member]
Disclosures of impairment of investments and assets [line items]
Investments		0.0			0.0			(0.5)
Investments - unlisted [member]
Disclosures of impairment of investments and assets [line items]
Investments		$ 0.0			$ 0.0			$ (3.2)

[1]	(Impairment)/reversal of impairment of property, plant and equipment - other is made up as follows:
[2]	Following the Group’s decision during 2013 to dispose of non-core projects, APP was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in impairments of US$89.7 million and US$3.2 million during 2013 and 2014, respectively. APP’s carrying value at 31 December 2014 after the above impairments was US$40.0 million which was based on an offer received close to the 2014 year-end. During 2015, active marketing activities for the disposal of the project continued after the 2014 offer was not realised. During 2015, APP was further impaired by US$39.0 million, resulting in a carrying value of US$1.0 million at 31 December 2015. At 31 December 2016, APP no longer met the definition of an asset held for sale and was reclassified to property, plant and equipment at a recoverable amount of US$1.0 million. During 2017, active marketing activities continued and as a result, a sale agreement was concluded. As a result, the impairment previously recorded, was reversed at up to the value of the selling price and APP was reclassified as an asset held for sale at 31 December 2017. On 24 January 2018, Gold Fields concluded the sale of APP to a Finnish subsidiary of private equity fund CD Capital Natural Resources Fund III. The reversal of impairment was included in the “Corporate and other” segment.
[3]	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).
[4]	Following the identification of impairment indicators during 2018 and 2019, FSE was valued at its recoverable amount which resulted in a net impairment of US$36.9 million and US$9.6 million, respectively. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The net impairment is included in the “Corporate and other” segment.